Debt - Schedule of Long-term Debt, Net of Unamortized Debt Discount and Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: unamortized debt discount and financing fees	$ (11,522)	$ (9,876)	$ (15,250)
Debt, carrying amount	805,332	728,473	572,931
DWIP Agreement
Debt Instrument [Line Items]
Long-term debt, gross	102,600	102,600	102,600
Facility Agreement
Debt Instrument [Line Items]
Long-term debt, gross	539,166	547,677	359,764
DWIP II Loan
Debt Instrument [Line Items]
Long-term debt, gross			49,250
Subscription Agreement
Debt Instrument [Line Items]
Long-term debt, gross	172,254	85,112	$ 76,567
Other Debt
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,834	$ 2,960